Accumulated Other Comprehensive Loss (AOCL) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Loss (AOCL)
Beginning Balance		$ 2,240,993
Ending Balance		2,585,906	$ 2,240,993
Reclassifications of AOCI	$ 2,300
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss (AOCL)
Beginning Balance		(36,148)	(56,158)	$ (33,544)
Pretax Amount		(29,073)	22,062	(24,172)
Tax Effect		(2,669)	2,052	(1,558)
Net-of-tax Amount		(26,404)	20,010	(22,614)
Reclassification for adoption of ASU 2018-02		2,329
Ending Balance		(60,223)	(36,148)	(56,158)
Foreign currency translation adjustments
Accumulated Other Comprehensive Loss (AOCL)
Beginning Balance		(43,464)	(65,482)	(35,013)
Pretax Amount		(21,495)	24,794	(36,341)
Tax Effect		(1,169)	2,776	(5,872)
Net-of-tax Amount		(20,326)	22,018	(30,469)
Reclassification for adoption of ASU 2018-02		604
Ending Balance		(63,186)	(43,464)	(65,482)
Gain on available-for-sale securities
Accumulated Other Comprehensive Loss (AOCL)
Beginning Balance		8,446	9,862	2,503
Pretax Amount		(6,896)	(2,050)	11,394
Tax Effect		(1,534)	(634)	4,035
Net-of-tax Amount		(5,362)	(1,416)	7,359
Reclassification for adoption of ASU 2018-02		1,968
Ending Balance		5,052	8,446	9,862
Change in postretirement healthcare plans
Accumulated Other Comprehensive Loss (AOCL)
Beginning Balance		(1,130)	(538)	(1,034)
Pretax Amount		(682)	(682)	775
Tax Effect		34	(90)	279
Net-of-tax Amount		(716)	(592)	496
Reclassification for adoption of ASU 2018-02		(243)
Ending Balance		$ (2,089)	$ (1,130)	$ (538)